Contingencies - Additional Information (Detail) CAD in Millions	12 Months Ended
Dec. 31, 2015 CAD Subsidiary
Loss Contingencies [Line Items]
Amount related to damages | CAD	CAD 2,560
KS Centoco Ltd [Member]
Loss Contingencies [Line Items]
Number of subsidiaries sued by KS Centoco Ltd | Subsidiary	2
Percentage of equity interest owned by Company	23.00%
Percentage of equity interest owned by third party	77.00%
MST Automotive Inc [Member]
Loss Contingencies [Line Items]
Percentage of equity interest owned by Company	77.00%
Percentage of equity interest owned by third party	23.00%